Auditor's remuneration	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Auditor's remuneration
5. Auditor’s remuneration

	2022 $m	2021 $m	2020 $m
Audit of the Financial Statements	6	4	4
Audit of subsidiaries	2	3	3
Other assurance services	1	1	1
	9	8	8

Under SEC regulations analysed as:
Audit	8	7	7
Other audit-related	1	1	1
	9	8	8
In 2022 and 2021, auditor’s remuneration was paid to PricewaterhouseCoopers LLP; in 2020 auditor’s remuneration was paid to Ernst & Young LLP.